Stock-Based Compensation (Details 2) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2013	Jul. 31, 2012
Additional disclosures
Weighted-average grant date fair value (in dollars per share)	$ 0.18	$ 0.15	$ 0.18
Unrecognized non-cash compensation cost	$ 206,000	$ 206,000	$ 242,000
Weighted average period for recognition of unrecognized non-cash compensation cost		1 year 8 months 5 days	10 months 21 days
$0.18 - 0.42
Stock option activity by range of exercise prices
Exercise price, low end of the range (in dollars per share)		$ 0.18
Exercise price, high end of the range (in dollars per share)		$ 0.42
Number of Shares Outstanding	4,351,500	4,351,500
Weighted Average Contractual Life		6 years 11 months 8 days
Weighted Average Exercise Price, Outstanding (in dollars per share)	$ 0.23	$ 0.23
Number of Shares Exercisable	3,060,699	3,060,699
Weighted Average Remaining Contractual Life		5 years 10 months 6 days
Weighted Average Exercise Price, Exercisable (in dollars per share)	$ 0.22	$ 0.22